Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2026
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
10	CASH AND CASH EQUIVALENTS

	As of 31 March 2025	As of 31 March 2026
	USD’000	USD’000
Cash and bank balances	1,606	5,141
Fixed deposits	6,097	—
	7,703	5,141

The above balances that are not denominated in the functional currency are as follows:

	As of 31 March 2025	As of 31 March 2026
	USD’000	USD’000
Hong Kong Dollar	82	1
Indonesia Rupiah	44	55
Euro	98	296
Singapore Dollar	18	36

As at end of reporting period, management considers the ECL for cash and cash equivalents is insignificant. Information of financial risks of the cash and cash equivalents were disclosed in Note 28 to the financial statements.